SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

14. Share Capital

a) Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b) Issued share capital

The following table summarizes the Company issued common shares:

	Number of share	Amount
Balance - December 31, 2018	93,694,956	79,376,206

September 17, 2019	54,326	15,993
October 31, 2019	1,000,000	304,120
December 9, 2019	31,697	8,967
December 27, 2019	500,000	136,000

Balance - December 31, 2019	95,280,979	79,841,286

February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
cost of issuance		(80,842)
February 27, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
cost of issuance		(427,145)
September 9, 2020	20,640	8,578

Balance - December 31, 2020	112,224,174	85,147,700

February 2, 2021	1,930,000	647,737
February 3, 2021	6,070,000	2,041,881
February 12, 2021	3,500,000	1,128,914
March 8, 2021	1,050,000	173,012
June 21, 2021	600,000	431,472
July 19, 2021	1,401,426	702,910
July 22, 2021	125,000	63,656
July 23, 2021	6,323,574	3,253,444
October 4, 2021	75,000	51,827
December 1, 2021	1,500,000	1,044,905
December 21, 2021	300,000	215,834
cost of issuance		(422,780)

Balance - December 31, 2021	135,099,174	94,480,512

In September 2019, the Company issued 54,326 common shares at a price of Cdn$0.39 per share as the consideration for certain consulting services rendered by a third party.

Also in September 2019, all of the Company's common shares issued and outstanding were consolidated on the basis of one common share of the Company for every 2 (two) existing common shares. All of the share, stock option and warrant amounts in these consolidated financial statements have been adjusted to reflect the said share consolidation.

In October and in December 2019, the Company issued 1,000,000 common shares at a price of Cdn$0.40 per share and 31,697 common shares at a price of Cdn$0.375 per share, respectively, as the consideration for certain consulting services rendered by third parties. Also in December 2019, warrants to purchase 500,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of $136,000 (Cdn$180,000).

In February 2020, the Company closed a private placement of 6,000,000 common shares of the Company at a price of Cdn$0.40 per share for gross proceeds of $1,807,200 (Cdn$2,400,000). In connection with this private placement, the Company incurred $80,842 of issuance costs settled in cash. A total of 1,790,000 of the common shares were purchased by certain insiders of the Company, including Mr. Kondrat, who purchased 1,440,000 of the common shares. The Company also issued in February 2020, 22,659 common shares at a price of Cdn$0.50 per share as the consideration for certain consulting services rendered by a third party and warrants to purchase 875,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of $236,129 (Cdn$315,000).

In June 2020, the Company issued 24,896 common shares at a price of Cdn$0.4539 per share, as the consideration for consulting services rendered by a third party.

In July and August 2020, the Company closed, in two tranches, a private placement financing for a total of 10,000,000 common shares of the Company at a price of Cdn$0.50 per share for total gross proceeds of $3,745,700 (Cdn$5,000,000). A total of 3,390,000 of the said shares were purchased by certain insiders of the Company. In connection with this private placement, the Company incurred $427,145 issuance costs settled in cash and warrants.

In September 2020, the Company issued 20,640 common shares at a price of Cdn$0.5475 per share, as the consideration for consulting services rendered by a third party.

In February 2021, the Company completed, in two tranches, a private placement of a total of 11,500,000 units of the Company at a price of Cdn$0.50 per unit for gross proceeds of $4,504,188 (Cdn$5,750,000). Each such unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, an "A-Warrant") of the Company, with each A-Warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 12 months following the closing date of the issuance of the units.

In March 2021, stock options to purchase a total of 1,050,000 common shares of the Company were exercised for gross proceeds of $99,527 (Cdn$126,000).

In June 2021, warrants to purchase 600,000 common shares of the Company were exercised for gross proceeds of $363,600 (Cdn$450,000).

In July 2021, the Company closed a non-brokered private placement of 7,850,000 units of the Company at a price of Cdn$0.70 per unit for gross proceeds of $4,358,386 (Cdn$5,495,000). Each such unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "B-Warrant") of the Company, with each B-Warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.95 for a period of 12 months following the closing date of the issuance of the units.

In October 2021, stock options to purchase 75,000 common shares of the Company, were exercised for gross proceeds of $41,722 (Cdn$52,500).

In December 2021, warrants to purchase 1,800,000 common shares of the Company were exercised for gross proceeds of $1,054,598 (Cdn$1,350,000)

As of December 31, 2021, the Company had issued and outstanding 135,099,174 common shares (December 31, 2020 - 112,224,174). No preference shares are issued and outstanding. Subsequent to December 31, 2021, the Company issued 5,650,000 common shares pursuant to an additional private placement financing (see Note 22).

c) Common share purchase warrants

The following table summarizes the Company's common share purchase warrants outstanding as at December 31, 2021:

Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)
2020-07-31	123,000	-	-	-	-	123,000	$0.61	24	2022-07-31	7
2020-09-18	414,000	-	(96,000)	-	-	318,000	$0.61	24	2022-08-26	8
2021-02-02	-	1,050,800	-	-	-	1,050,800	$0.75	12	2022-02-02	1
2021-02-03	-	3,101,000	-	(2,100,000)	-	1,001,000	$0.75	12	2022-02-03	1
2021-02-12	-	1,804,000	-	(300,000)	-	1,504,000	$0.75	12	2022-02-12	1
2021-07-19	-	720,513	-	-	-	720,513	$0.95	12	2022-07-19	7
2021-07-22	-	70,000	-	-	-	70,000	$0.95	12	2022-07-22	7
2021-07-23	-	3,196,928	-	-	-	3,196,928	$0.95	12	2022-07-23	7
	537,000	9,943,241	(96,000)	(2,400,000)	-	7,984,241

As at December 30, 2021, the Company had 7,984,241 outstanding common share purchase warrants (December 31, 2020 - 537,000).

During the year ended December 31, 2021, the Company issued 9,674,999 common share purchase warrants and 268,242 finder warrants in connection with the February 2021 and July 2021 private placement financings. In June and December 2021, 2,400,000 warrants were execised at an exercise price of Cdn$0.75 per share. During the year ended December 31, 2020, the Company issued 537,000 finder warrants in connection with the July and August 2020 private placement financing.

96,000 warrants were cancelled during the year ended December 31, 2021 and no warrants were forfeited or cancelled for year ended December 31, 2020.

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.17% - 0.39%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii) Expected volatility: 69.23% - 92.15%, which is based on the Company's historical stock prices

(iii) Expected life: 1 - 2 year

(iv) Expected dividends: $Nil

d) Loss per share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2021 amounting to 127,374,340 (year ended December 31, 2020 - 105,203,090, December 31, 2019 - 93,885,097) common shares. Stock options and warrants were considered anti-dilutive and therefore were excluded from the calculation of diluted (loss) income per share.